Document and Entity Information	Feb. 08, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 08, 2022
Entity Registrant Name	HUDSON EXECUTIVE INVESTMENT CORP. III
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40100
Entity Tax Identification Number	85-2617306
City Area Code	212
Local Phone Number	521-8495
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Postal Zip Code	00000
Amendment Flag	false
Entity Central Index Key	0001823034
Capital Units [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-fifth of one redeemable warrant
Trading Symbol	HIIIU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	HIII
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	HIIIW
Security Exchange Name	NASDAQ